--------------------------------------------------------------------------------

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      Charles E. Reed
                      Leo R. Futia
                      John W. Chandler
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      CHAIRMAN AND PRESIDENT
                      Nancy Bendig
                      VICE PRESIDENT
                      Harvey S. Katz
                      VICE PRESIDENT
                      David T. Henigson
                      VICE PRESIDENT and
                      SECRETARY/TREASURER
                      Jack M. Houston
                      ASSISTANT SECRETARY/TREASURER
                      Stephen La Rosa
                      ASSISTANT SECRETARY/TREASURER

         THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                       VLF612152

                      ------------------------------------

                                 ANNUAL  REPORT
                      ------------------------------------
                               DECEMBER 31, 1996
                    ----------------------------------------

                                 THE VALUE LINE
                                     INCOME
                                   FUND, INC.

                                     [LOGO]

THE VALUE LINE INCOME FUND, INC.

                                                               To Our Value Line
-------------------------------------------

To Our Shareholders:

REVIEW OF PERFORMANCE AND STRATEGY

For the 12-month period ended December 31, 1996, the Value Line Income Fund, Inc. achieved a total return of 17.38%. This was almost 250 basis points better than the 14.94% return of a comparable benchmark consisting of the combined performance of the Standard & Poor's 500 Index/ Lehman Government Corporate Bond Index at a ratio of 60%/40%. Separately, the Standard & Poor's 500 Index posted a return of 22.96% and the Lehman Government Corporate Bond Index an increase of 2.90%.

The best-performing industry sectors in the S&P 500 were technology (up over 40%) and finance (up over 35%), where such holdings as Intel, Cisco Systems, Bank America, and Federal Home Loan Mortgage boosted equity returns. Other sectors that exceeded the benchmark performance were capital goods (Tyco International), consumer staples (Gillette and Philip Morris) and energy (Global Marine, Rowan Companies and Smith International).

The performance of the fixed-income portion of the portfolio was a bit of a roller coaster ride. The bond market showed negative returns in the first half of the year, then rebounded through most of the second half, but stumbled again in December. The yield on the 30-year U.S. Treasury bond, which increased from just under 6% to a tad less than 7% during the first half of the year, ended the year at just over 6.5%.

STRATEGY FOR 1997

On the heels of two consecutive years of stellar market performance, we remain cautiously optimistic as we enter 1997. Although the economy appears to be moving along at a moderate pace, the ever-present threat of overheating inflationary pressures and interest-rate uncertainty will likely continue to promote a choppy market. (Please see the accompanying Economic Observations for a fuller discussion of the economy.) Nonetheless, the Fund's sizable cash position, combined with continued efforts to provide diversification across a broad range of industry sectors, should provide a buffer against any undue market volatility. Our largest sector weightings continue to be in those industries that exhibit exceptional growth prospects, particularly, technology, finance, energy and healthcare. And, within each of these industry groups, great consideration is given to selectivity. We no longer believe that the retail sector offers as much upside as it did last year and intend to reduce our exposure accordingly.

In terms of fixed-income securities, the Income Fund includes selected corporate issues, mortgage-backed securities, convertibles, and issues of the U.S. Treasury and Agencies. There are no derivatives in the portfolio.

Your Fund's management believes that careful selection of bonds and equities will provide an attractive yield while lending stability to the portfolio during times of market volatility. The portfolio is well structured to meet its objective of high current return without undue risk to principal.

We thank you for your continued confidence , and we look forward to serving your investment needs in the future.

                Sincerely,

                /s/ Jean Bernhard Buttner

                Jean Bernhard Buttner
                CHAIRMAN and PRESIDENT

February 26, 1997

--------------------------------------------------------------------------------

                                                THE VALUE LINE INCOME FUND, INC.

Income Fund Shareholders
-------------------------------------------

Economic Observations

The signs continue to point toward a moderation in the rate of economic growth. For example, not only are the nation's factories a little less busy these days, but improvements in the auto, housing, and retail markets all appear to be leveling off. To be sure, there are still isolated instances in which selected sectors are gaining in strength. On the whole, though, the next few quarters should see a somewhat slower rate of economic expansion, with real, inflation-adjusted gross domestic product increasing on an average of 2.0%-2.5%.

Inflation, meanwhile, continues to be practically nonexistent, with prices at both the producer (or wholesale) and consumer levels either falling or going up marginally. This healthy inflation trend, moreover, is unlikely to be reversed anytime soon given the lack of serious shortages on either the labor or the raw materials fronts.

Interest rates, meanwhile, reflecting the very modest rate of economic growth and the benign nature of inflation, are unlikely to change all that much over the next year. Nevertheless, we caution that recent remarks by Federal Reserve Chairman Alan Greenspan, in which he noted that the Fed has, in the past, occasionally raised rates before higher inflation actually took hold would seem to suggest that whatever changes in borrowing costs may evolve over the next few quarters will probably involve a move toward higher rather than lower rates.

Finally, we believe that these basic themes, in which moderation prevails on the economic growth, inflation, and interest-rate fronts, will remain in place over the course of the current year. In fact, barring an unsettling series of currency, political, or military shocks in the international markets, overall stability should persist into 1998.

*Performance Data:

                                                Growth of
                                               an Assumed
                             Average Annual   Investment of
                              Total Return       $10,000
                             ---------------  -------------
 1 year ended 12/31/96.....        17.38%       $  11,738
 5 years ended 12/31/96....         9.32%       $  15,612
10 years ended 12/31/96....        10.63%       $  27,462

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL-GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE

   WORTH MORE OR LESS THAN ITS ORIGINAL COST.

--------------------------------------------------------------------------------

THE VALUE LINE INCOME FUND, INC.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
VALUE LINE INCOME FUND, THE S&P 500 INDEX AND THE
LEHMAN GOVERNMENT/CORPORATE BOND INDEX*
                                                                         The Value Line Income Fund    S&P 500    Lehman Govt/Corp
01/01/1987                                                                                    10000      10000               10000
12/31/1987                                                                                     9763      10527               10229
12/31/1988                                                                                    10953      12269               11004
12/31/1989                                                                                    13421      16148               12571
12/31/1990                                                                                    13689      15655               13612
12/31/1991                                                                                    17591      20425               15808
12/31/1992                                                                                    17899      21981               17006
12/31/1993                                                                                    19378      24197               18882
12/31/1994                                                                                    18533      24517               18219
12/31/1995                                                                                    23396      33730               21725
12/31/1996                                                                                    27462      41474               22355

                     (Period covered is 1/1/87 to 12/31/96)

--------------------------------------------------------------------------------

*THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF INVESTMENT-GRADE DOMESTIC CORPORATE AND GOVERNMENT BONDS.

--------------------------------------------------------------------------------

                                                THE VALUE LINE INCOME FUND, INC.

Portfolio Highlights at December 31, 1996 (unaudited)
-------------------------------------------

TEN LARGEST HOLDINGS
                                                     Principal
                                                      Amount             Value         Percentage of
Issue                                                or Shares      (in thousands)      Net Assets
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes 6 1/2% 4/30/99..............  $   10,000,000    $       10,119               6.9%
U.S. Treasury Notes 5 7/8% 6/30/00..............  $    5,000,000             4,967               3.3
Federal National Mortgage Association Note
 6.32%, 7/28/03.................................  $    5,000,000             4,865               3.3
Philip Morris Companies, Inc....................          34,000             3,829               2.6
Federal National Mortgage Association 8.70%,
 REMIC Trust 1989-90 E, 12/25/19................  $    3,365,300             3,490               2.4
MFS Communications Company, Inc. 8%(Depositary
 Shares) Conv. Pfd..............................          31,500             2,874               2.0
PanEnergy Corp..................................          63,500             2,857               1.9
Cisco Systems, Inc..............................          40,000             2,545               1.7
Pfizer, Inc.....................................          30,000             2,486               1.7
HBO & Co........................................          40,500             2,405               1.6


FIVE LARGEST INDUSTRY CATEGORIES
                                                       Value         Percentage of
Industry                                          (in thousands)      Net Assets
-----------------------------------------------------------------------------------------------------
Oilfield Services/Equipment.....................  $       11,233               7.6%
Telecommunication Services......................           5,974               4.1
Natural Gas--Diversified........................           5,416               3.7
Computer Software & Services....................           4,829               3.3
Thrift..........................................           4,654               3.2

FIVE LARGEST NET SECURITY PURCHASES*
                                                       Cost
Issue                                             (in thousands)
-----------------------------------------------------------------------------------------------------
Philip Morris Companies, Inc....................  $        2,766
Cisco Systems, Inc..............................           1,955
HBO & Co........................................           1,810
Intel Corp......................................           1,563
Tidewater, Inc..................................           1,249

FIVE LARGEST NET SECURITY SALES*
                                                     Proceeds
Issue                                             (in thousands)
-----------------------------------------------------------------------------------------------------
McDonnell Douglas Finance Corp. 7 3/8%, Series A
 Note, 11/15/05.................................  $        4,988
Texaco Capital LLC Series "A" $1.71875 MIPS
 Pfd............................................           2,902
State Street Boston Corp........................           2,318
Black & Decker Corp.............................           2,056
PepsiCo Inc.....................................           2,003

*  FOR THE SIX MONTH PERIOD ENDED 12/31/96

--------------------------------------------------------------------------------

THE VALUE LINE INCOME FUND, INC.

Schedule of Investments
-------------------------------------------

                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------
COMMON STOCKS (57.3%)

                  ADVERTISING (0.8%)
         25,000   Omnicom Group, Inc. ........................................  $        1,144

                  AEROSPACE/DEFENSE (0.3%)
          4,000   Boeing Co. .................................................             425
                  AUTO & TRUCK (0.5%)
         23,500   Chrysler Corp. .............................................             775

                  BANK (2.0%)
          6,500   Bank of Boston Corp. .......................................             417
          4,500   BankAmerica Corp. ..........................................             449
          7,000   Citicorp....................................................             721
          6,000   Mellon Bank Corp. ..........................................             426
          9,000   Zions Bancorporation........................................             936
                                                                                ---------------
                                                                                         2,949
                  BANK-CANADIAN (0.6%)
         12,500   Canadian Imperial Bank of Commerce (1)......................             551
         28,000   National Bank of Canada (1).................................             283
                                                                                ---------------
                                                                                           834

                  BANK-MIDWEST (0.3%)
          5,000   Star Banc Corp. ............................................             459
                  CANADIAN ENERGY (0.6%)
         17,500   Imperial Oil, Ltd. .........................................             822

                  CHEMICAL-BASIC (0.3%)
          9,500   Monsanto Co. ...............................................             369
                  CHEMICAL-
                    DIVERSIFIED (0.5%)
         19,000   Goodrich (B.F.) Co. ........................................             769

                  CHEMICAL-
                    SPECIALTY (1.3%)
          9,000   Avery Dennison Corp. .......................................             318
         33,000   Praxair, Inc. ..............................................           1,522
                                                                                ---------------
                                                                                         1,840
                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------

                  COMPUTER &
                    PERIPHERALS (3.0%)
         10,500   *Cascade Communications Corp. ..............................  $          579
         40,000   *Cisco Systems, Inc. .......................................           2,545
         14,500   *Sun Microsystems, Inc. ....................................             372
         13,500   *3Com Corp. ................................................             991
                                                                                ---------------
                                                                                         4,487

                  COMPUTER SOFTWARE &
                    SERVICES (3.3%)
         19,000   *BMC Software, Inc. ........................................             786
         17,700   Computer Associates International, Inc. ....................             881
         28,500   First Data Corp. ...........................................           1,040
         11,000   *Microsoft Corp. ...........................................             909
          9,000   National Data Corp. ........................................             391
         16,000   *Parametric Technology Corp. ...............................             822
                                                                                ---------------
                                                                                         4,829

                  DIVERSIFIED
                    COMPANIES (1.8%)
         11,500   AlliedSignal, Inc. .........................................             771
         14,500   *Thermo Electron Corp. .....................................             598
          8,500   Tyco International, Ltd. ...................................             449
         13,000   United Technologies Corp. ..................................             858
                                                                                ---------------
                                                                                         2,676

                  DRUG (2.5%)
         13,000   *Amgen, Inc. ...............................................             707
         30,000   Pfizer, Inc. ...............................................           2,486
          7,000   Schering-Plough Corp. ......................................             453
                                                                                ---------------
                                                                                         3,646

                  ELECTRIC UTILITY-
                    CENTRAL (0.4%)
         21,000   Illinova Corp. .............................................             578

                  ELECTRICAL
                    EQUIPMENT (1.1%)
         17,000   General Electric Co. .......................................           1,681

--------------------------------------------------------------------------------

                                                THE VALUE LINE INCOME FUND, INC.

                                                               December 31, 1996
-------------------------------------------

                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES (3.0%)
         13,000   Finova Group, Inc. .........................................  $          835
         20,500   Green Tree Financial Corp. .................................             792
          8,500   Student Loan Marketing Association..........................             792
         42,500   Travelers Group, Inc. ......................................           1,928
                                                                                ---------------
                                                                                         4,347

                  FURNITURE/
                    HOME FURNISHINGS (0.1%)
          5,000   HON Industries, Inc. .......................................             165
                  GROCERY (0.3%)
          9,000   *Safeway, Inc. .............................................             385

                  HEALTHCARE INFORMATION
                    SYSTEMS (1.6%)
         40,500   HBO & Co. ..................................................           2,405

                  HOTEL/GAMING (0.3%)
         15,000   Hilton Hotels Corp. ........................................             392

                  INSURANCE-
                    DIVERSIFIED (1.5%)
          7,500   American International Group, Inc. .........................             812
          8,000   CIGNA Corp. ................................................           1,093
          4,500   MGIC Investment Corp. ......................................             342
                                                                                ---------------
                                                                                         2,247

                  INSURANCE-LIFE (0.5%)
         18,000   SunAmerica Inc. ............................................             799

                  INSURANCE-PROPERTY/
                    CASUALTY (0.4%)
         10,000   Allstate Corp. (The)........................................             579

                  MEDICAL SERVICES (0.6%)
         14,556   Omnicare, Inc. .............................................             467
          5,500   *PacifiCare Health Systems, Inc. Class "A"..................             447
                                                                                ---------------
                                                                                           914
                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------

                  MEDICAL SUPPLIES (1.4%)
          8,250   Cardinal Health, Inc. ......................................  $          481
         15,500   Johnson & Johnson...........................................             771
         11,000   Medtronic, Inc. ............................................             748
                                                                                ---------------
                                                                                         2,000

                  NATURAL GAS-
                    DIVERSIFIED (3.7%)
          7,500   Consolidated Natural Gas Co. ...............................             414
         63,500   PanEnergy Corp. ............................................           2,857
          4,500   Sonat, Inc. ................................................             232
         51,000   Williams Companies, Inc. ...................................           1,913
                                                                                ---------------
                                                                                         5,416

                  OFFICE EQUIPMENT &
                    SUPPLIES (0.6%)
         14,500   Diebold, Inc. ..............................................             912

                  OILFIELD SERVICES/
                    EQUIPMENT (6.9%)
         10,500   *BJ Services Co. ...........................................             535
         34,000   Baker Hughes, Inc. .........................................           1,173
          5,000   Camco International, Inc. ..................................             231
         51,000   *Global Marine, Inc. .......................................           1,052
         12,000   Halliburton Co. ............................................             723
         11,000   Helmerich & Payne, Inc. ....................................             573
         11,000   *Petroleum Geo Services A/S (ADR)...........................             429
         42,500   *Rowan Companies, Inc. .....................................             962
         21,000   *Smith International, Inc. .................................             942
         52,500   Tidewater, Inc. ............................................           2,376
         18,500   Transocean Offshore, Inc. ..................................           1,159
                                                                                ---------------
                                                                                        10,155

                  PETROLEUM-
                    INTEGRATED (0.3%)
         19,000   USX-Marathon Group..........................................             454

--------------------------------------------------------------------------------

THE VALUE LINE INCOME FUND, INC.

Schedule of Investments
-------------------------------------------

                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------
                  PETROLEUM-
                    PRODUCING (2.5%)
          9,000   *Chesapeake Energy Corp. ...................................  $          502
         36,000   Louisiana Land & Exploration Co. ...........................           1,930
          9,000   Noble Affiliates, Inc. .....................................             431
          9,000   *Triton Energy Ltd. Class "A"...............................             436
         19,000   Union Texas Petroleum Holdings, Inc. .......................             425
                                                                                ---------------
                                                                                         3,724

                  R.E.I.T. (0.3%)
         18,500   BRE Properties, Inc. .......................................             458

                  RECREATION (0.3%)
          8,500   Harley-Davidson, Inc. ......................................             399

                  RETAIL-
                    SPECIAL LINES (1.1%)
         10,000   *Bed, Bath & Beyond, Inc. ..................................             242
         12,500   Gap, Inc. ..................................................             377
         11,500   TJX Companies, Inc. ........................................             545
         12,500   Tiffany & Co. ..............................................             458
                                                                                ---------------
                                                                                         1,622

                  RETAIL BUILDING
                    SUPPLY (0.3%)
         14,000   Lowe's Companies, Inc. .....................................             497

                  SEMICONDUCTOR (1.3%)
         15,000   Intel Corp. ................................................           1,964

                  SHOE (0.8%)
         11,500   NIKE, Inc. Class "B"........................................             687
         15,750   Wolverine World Wide, Inc. .................................             457
                                                                                ---------------
                                                                                         1,144

                  TELECOMMUNICATIONS
                    EQUIPMENT (2.6%)
         23,500   *ADC Telecommunications, Inc. ..............................             731
         78,500   *Newbridge Networks Corp. ..................................           2,218
         23,500   *Tellabs, Inc. .............................................             884
                                                                                ---------------
                                                                                         3,833
                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------

                  TELECOMMUNICATION
                    SERVICES (1.5%)
         11,500   Cincinnati Bell, Inc. ......................................  $          709
         24,000   *LCI International, Inc. ...................................             516
          1,169   MFS Communications Company, Inc. ...........................              64
         34,002   *WorldCom, Inc. ............................................             886
                                                                                ---------------
                                                                                         2,175

                  THRIFT (2.2%)
          8,000   Federal Home Loan Mortgage Corp. ...........................             881
         42,500   TCF Financial Corp. ........................................           1,849
         10,500   Washington Mutual, Inc. ....................................             455
                                                                                ---------------
                                                                                         3,185

                  TOBACCO (2.6%)
         34,000   Philip Morris Companies, Inc. ..............................           3,829

                  TOILETRIES/COSMETICS (1.3%)
         25,500   Gillette Co. ...............................................           1,983
                                                                                ---------------

                  TOTAL COMMON STOCKS (COST $68,372)..........................          84,266
                                                                                ---------------

PREFERRED STOCKS (6.4%)

                  COPPER (0.7%)
         35,000   Freeport-McMoran Copper & Gold, Inc. $1.75 Conv. Pfd........             971

                  ELECTRICAL
                    EQUIPMENT (0.6%)
         50,000   Cooper Industries, Inc. 6% Exchangeable 1/1/98..............             969

                  ENVIRONMENTAL (1.4%)
         50,000   Laidlaw One, Inc. 5 3/4%, Exchangeable 12/31/2000...........           2,044

--------------------------------------------------------------------------------

                                                THE VALUE LINE INCOME FUND, INC.

                                                               December 31, 1996
-------------------------------------------

                                                                                     Value
    Shares                                                                      (in thousands)
-----------------------------------------------------------------------------------------------
                  FOREIGN TELE-
                    COMMUNICATIONS (0.7%)
         20,000   Philippine Long Distance Telephone Co. $3.50 (Sponsored
                    Depositary Shares) Conv. Pfd. ............................  $        1,020
                  TELECOMMUNICATION
                    SERVICES (2.0%)
         31,500   MFS Communications Company, Inc. 8% (Depositary Shares)
                    Conv. Pfd. ...............................................           2,874

                  THRIFT (1.0%)
         25,000   Glendale Federal Bank, F.S.B. 8 3/4%, Series E Conv.
                    Pfd. .....................................................           1,469
                                                                                ---------------

                  TOTAL PREFERRED STOCKS (COST $6,765)........................           9,347
                                                                                ---------------

   Principal
    Amounts                                                                          Value
(in thousands)                                                                  (in thousands)
-----------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (10.2%)

$       10,000    U.S. Treasury Notes 6 1/2%, 4/30/99.........................  $       10,119
         5,000    U.S. Treasury Notes 5 7/8%, 6/30/00.........................           4,967
                                                                                ---------------

                  TOTAL U.S. TREASURY OBLIGATIONS (COST $14,911)..............          15,086
                                                                                ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.7%)

         5,000    Federal National Mortgage Association Note 6.32%, 7/28/03...           4,865
         3,365    Federal National Mortgage Association 8.70%, REMIC Trust
                    1989-90 E, 12/25/19.......................................           3,490
                                                                                ---------------

                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $8,368)......           8,355
                                                                                ---------------

CORPORATE BONDS AND NOTES (3.4%)

                  NATURAL GAS-
                    DISTRIBUTION (0.8%)
         1,000    Trident NGL, Inc. 10 1/4%, Sub. Note, 4/15/03...............           1,096

--------------------------------------------------------------------------------

THE VALUE LINE INCOME FUND, INC.

Schedule of Investments
-------------------------------------------

   Principal
    Amounts                                                                          Value
(in thousands)                                                                  (in thousands)
-----------------------------------------------------------------------------------------------
                  OILFIELD SERVICES/
                    EQUIPMENT (0.7%)
$        1,000    Global Marine, Inc. 12 3/4%, Sr. Note, 12/15/99.............  $        1,078

                  PAPER & FOREST
                    PRODUCTS (0.7%)
         1,000    Stone Container Corp. 10 3/4%, Sr. Sub. Note, 6/15/97.......           1,015

                  PETROLEUM-
                    INTEGRATED (0.6%)
         1,000    Texaco Capital, Inc. 6 7/8% Gtd Deb. 8/15/23................             943

                  TELECOMMUNICATION
                    SERVICES/TV (0.6%)
         1,000    PanAmSat Capital Corporation 0%(until 8/1/98, 11 3/8%
                    thereafter) Sr. Sub. Note, 8/1/03.........................             925
                                                                                ---------------
                  TOTAL CORPORATE BONDS & NOTES (COST $5,048).................           5,057
                                                                                ---------------

                  TOTAL INVESTMENT SECURITIES (83.0%) (COST $103,464).........         122,111
                                                                                ---------------

                                                                                     Value
   Principal                                                                     (in thousands
    Amount                                                                        except per
(in thousands)                                                                   share amount)
-----------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT (17.2)%
(INCLUDES ACCRUED INTEREST)

$       25,300    Collateralized by $25,360,000 U.S. Treasury Notes 6%, due
                    9/30/98, with a value of $25,848,000 (with First Chicago
                    Capital Markets, Inc., 6%, dated 12/31/96, due 1/2/97,
                    delivery value of $25,308,000)............................  $       25,304

EXCESS OF LIABILITIES OVER CASH AND RECEIVABLES (-0.2%).......................
                                                                                          (222)
                                                                                ---------------

NET ASSETS (100.0%)...........................................................  $      147,193
                                                                                ---------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE
($147,193,000  DIVIDED BY 19,963,590 SHARES OUTSTANDING)......................
                                                                                $         7.37
                                                                                ---------------

ADR   AMERICAN DEPOSITARY RECEIPTS.

*  NON-INCOME PRODUCING.

(1)TRADES ON THE CANADIAN STOCK EXCHANGE; VALUE IN U.S.
   DOLLARS.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                THE VALUE LINE INCOME FUND, INC.

Statement of Assets and Liabilities
at December 31, 1996
------------------------------------------------------------------------

                                                                            Dollars
                                                                         (IN THOUSANDS
                                                                          EXCEPT PER
                                                                         SHARE AMOUNT)
                                                                        ---------------
Assets:
Investment securities, at value
  (Cost--$103,464)....................................................  $       122,111
Repurchase agreement (Cost--$25,304)..................................           25,304
Cash..................................................................               52
Dividends and interest receivable.....................................              477
Receivable for capital shares sold....................................               36
                                                                        ---------------

    Total Assets......................................................          147,980
                                                                        ---------------

Liabilities:
Payable for securities purchased......................................              442
Payable for capital shares repurchased................................              163
Accrued expenses:
  Advisory fee........................................................               87
  Other...............................................................               95
                                                                        ---------------
    Total Liabilities.................................................              787
                                                                        ---------------
Net Assets............................................................  $       147,193
                                                                        ---------------
Net Assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding
  19,963,590 shares)..................................................  $        19,964
Additional paid-in capital............................................          105,855
Undistributed investment income--net..................................               66
Undistributed net realized gain on investments........................            2,661
Unrealized net appreciation of investments............................           18,647
                                                                        ---------------
Net Assets............................................................  $       147,193
                                                                        ---------------

Net Asset Value, Offering and Redemption Price per Outstanding Share
  ($147,193,000  DIVIDED BY 19,963,590 shares outstanding)............  $          7.37
                                                                        ---------------

Statement of Operations
for the year ended December 31, 1996

                                                                            Dollars
                                                                        (IN THOUSANDS)
                                                                            -------
Investment Income:
Interest..............................................................  $         4,141
Dividends (Net of foreign withholding taxes of $24)...................            1,763
                                                                                -------
    Total Income......................................................            5,904
                                                                                -------
Expenses:
Advisory fee..........................................................            1,018
Transfer agent fees...................................................              105
Auditing and legal fees...............................................               47
Printing and stationery...............................................               34
Postage...............................................................               33
Custodian fees........................................................               30
Registration and filing fees..........................................               23
Telephone and wire charges............................................               22
Directors' fees and expenses..........................................               13
Insurance, dues and other.............................................               11
                                                                                -------
    Total Expenses before Custody Credits.............................            1,336
    Less: Custody Credits.............................................               (4)
                                                                                -------
    Net Expenses......................................................            1,332
                                                                                -------

Investment Income--Net................................................            4,572
                                                                                -------

Realized and Unrealized Gain (Loss) on Investments--Net:
  Realized Gain--Net..................................................           20,267
  Change in Unrealized Appreciation...................................             (720)
                                                                                -------
Net Realized Gain and Change in Unrealized Appreciation on
  Investments.........................................................           19,547
                                                                                -------
Net Increase in Net Assets from Operations............................  $        24,119
                                                                                -------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE INCOME FUND, INC.

Statement of Changes in Net Assets
for the years ended December 31, 1996 and 1995
------------------------------------------------------------------------

                                                                                         1996       1995
                                                                                       --------------------
                                                                                           (DOLLARS IN
                                                                                            THOUSANDS)
Operations:
  Investment income--net.............................................................  $   4,572  $   4,735
  Realized gain on investments--net..................................................     20,267      5,686
  Change in unrealized appreciation..................................................       (720)    21,325
                                                                                       --------------------
  Net increase in net assets from operations.........................................     24,119     31,746
                                                                                       --------------------

Distributions to Shareholders:
  Investment income--net.............................................................     (4,513)    (4,829)
  Realized gain from investment transactions--net....................................    (18,405)    (3,793)
                                                                                       --------------------
  Total distributions................................................................    (22,918)    (8,622)
                                                                                       --------------------

Capital Share Transactions:
  Net proceeds from sale of shares...................................................      5,076      3,952
  Net proceeds from reinvestment of distributions to shareholders....................     18,660      6,841
  Cost of shares repurchased.........................................................    (22,050)   (21,255)
                                                                                       --------------------
  Increase (Decrease) from capital share transactions................................      1,686    (10,462)
                                                                                       --------------------

Total Increase.......................................................................      2,887     12,662

Net Assets:
  Beginning of year..................................................................    144,306    131,644
                                                                                       --------------------
  End of year........................................................................  $ 147,193  $ 144,306
                                                                                       --------------------

Undistributed Investment Income--net,
  at end of year.....................................................................  $      66  $       7
                                                                                       --------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                THE VALUE LINE INCOME FUND, INC.

Notes to Financial Statements
-------------------------------------------

1.Significant Accounting Policies

The Value Line Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates of certain reported amounts in the financial statements. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market system are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------

THE VALUE LINE INCOME FUND, INC.

Notes to Financial Statements
-------------------------------------------

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2.Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                      1996       1995
                                                    --------------------
Shares sold.......................................        656        572
Shares issued to shareholders in reinvestment of
  dividends and distributions.....................      2,497        952
                                                    --------------------
                                                        3,153      1,524
Shares repurchased................................      2,767      3,158
                                                    --------------------
Net increase (decrease)...........................        386     (1,634)
                                                    --------------------
Dividends per share...............................  $     .24  $     .25
                                                    --------------------
Distributions per share from net realized gains...  $    1.03  $     .20
                                                    --------------------

3.Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                         1996
                                                    --------------
                                                    (IN THOUSANDS)
PURCHASES:
U.S. Treasury and Government Agency Obligations...    $    7,891
Other Investment Securities.......................       106,077
                                                    --------------
                                                    $    113,968
                                                    --------------
SALES:
U.S. Treasury and Government Agency Obligations...  $      8,493
Other Investment Securities.......................       134,801
                                                    --------------
                                                    $    143,294
                                                    --------------

At December 31, 1996, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $128,800,000. The aggregate appreciation and depreciation of investments at December 31, 1996, based on a comparison of investment values and their costs for federal income tax purposes, was $19,825,000 and $1,210,000, respectively, resulting in a net appreciation of $18,615,000.

4.Investment Advisory Contract, Management Fees and
  Transactions With Affiliates

An advisory fee of $1,018,000 was paid or payable to Value Line, Inc., the Fund's investment adviser ("Adviser"), for the year ended December 31, 1996. This was computed at an annual rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

A fee of $2,880 for printing services was paid to the Adviser for the year ended December 31, 1996.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the year ended December 31, 1996, the Fund paid brokerage commissions totalling $109,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies owned 187,661 shares of the Fund's capital stock, representing 0.9% of the outstanding shares at December 31, 1996.

--------------------------------------------------------------------------------

                                                THE VALUE LINE INCOME FUND, INC.

Financial Highlights
-------------------------------------------
Selected data for a share of capital stock outstanding throughout each year:

                                                                       Years Ended December 31,
                                                ----------------------------------------------------------------------
                                                   1996           1995           1994           1993           1992
                                                ----------------------------------------------------------------------

Net asset value, beginning of period........    $    7.37      $    6.21      $    6.77      $    7.29      $    7.86
                                                ----------------------------------------------------------------------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
      Net investment income.................          .24            .25            .21            .21            .28
      Net gains or losses on securities
        (both realized and unrealized)......         1.03           1.36           (.51)           .38           (.15)
                                                ----------------------------------------------------------------------
      Total from investment operations......         1.27           1.61           (.30)           .59            .13
                                                ----------------------------------------------------------------------

   LESS DISTRIBUTIONS:
      Dividends from net investment
         income.............................         (.24)          (.25)          (.21)          (.22)          (.28)
      Distributions from capital gains......        (1.03)          (.20)          (.05)          (.89)          (.42)
                                                ----------------------------------------------------------------------
      Total distributions...................        (1.27)          (.45)          (.26)         (1.11)          (.70)
                                                ----------------------------------------------------------------------
Net asset value, end of year................    $    7.37      $    7.37      $    6.21      $    6.77      $    7.29
                                                ----------------------------------------------------------------------
Total return................................       +17.38%        +26.24%         -4.36%         +8.26%         +1.75%
                                                ----------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)......    $ 147,193      $ 144,306       $131,644       $162,335       $163,251
Ratio of operating expenses to average net
  assets....................................          .93%(1)        .93%           .90%           .88%           .89%
Ratio of net investment income
  to average net assets.....................         3.08%          3.48%          3.29%          2.82%          3.69%
Portfolio turnover rate.....................           83%            76%            56%           165%            85%
Average commissions paid per share of common
  stock investments purchased/sold..........    $    .049(2)

(1)BEFORE OFFSET OF CUSTODY CREDITS.

(2)DISCLOSURE EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER 9/1/95.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE INCOME FUND, INC.

Report of Independent Accountants
-------------------------------------------

To the Shareholders and Board of Directors of The Value Line Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Income Fund, Inc. (the "Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NY 10036

February 18, 1997

--------------------------------------------------------------------------------

16